Quarterly Holdings Report
for
Fidelity® Multi-Strategy Credit Fund
September 30, 2024
MSC-NPRT1-1124
1.9910150.101
Alternative Funds - 38.6%
	Shares	Value ($)
Fidelity Private Credit Fund Class I (b) (Cost $15,239,575)	598,864	15,405,294

Asset-Backed Securities - 1.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 11.2846% 10/25/2034 (c)(d)(e)	250,000	244,536
UNITED STATES - 0.6%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 11.0251% 7/20/2037 (c)(d)(e)	250,000	250,584
TOTAL ASSET-BACKED SECURITIES (Cost $500,000)		495,120

Bank Loan Obligations - 6.3%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (d)(e)(f)	114,138	113,947
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.969% 7/21/2030 (d)(e)(f)	168,929	167,802
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 11.0716% 2/7/2028 (d)(e)(f)	238,545	238,049
TOTAL UNITED KINGDOM		405,851
UNITED STATES - 5.0%
Consumer Discretionary - 1.6%
Automobile Components - 0.2%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.9072% 1/26/2029 (d)(e)(f)	69,638	66,853
Broadline Retail - 0.5%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 3/5/2028 (d)(e)(f)	207,015	206,800
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(f)	50,000	41,499
Specialty Retail - 0.8%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.968% 6/6/2031 (d)(e)(f)	233,041	228,236
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.5037% 2/8/2028 (d)(e)(f)	119,386	105,870
		334,106
TOTAL CONSUMER DISCRETIONARY		649,258

Financials - 0.3%
Capital Markets - 0.0%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 2/14/2031 (d)(e)(f)	5,000	4,994
Financial Services - 0.3%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.2467% 7/18/2031 (d)(e)(f)	110,000	108,986
TOTAL FINANCIALS		113,980

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (d)(e)(f)	79,381	75,379
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (d)(e)(f)	74,625	72,561
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7477% 8/1/2030 (d)(e)(f)	4,975	4,830
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 10.0954% 4/14/2029 (d)(e)(f)	8,306	8,430
		85,821
Information Technology - 2.3%
Software - 2.3%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 2/23/2032 (d)(e)(f)	5,000	5,144
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (d)(e)(f)	199,500	199,526
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.3346% 3/29/2029 (d)(e)(f)	105,000	104,486
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.2467% 10/16/2026 (d)(e)(f)	84,778	82,142
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 12.2467% 2/19/2029 (d)(e)(f)	60,000	51,172
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4454% 10/7/2029 (d)(e)(f)	67,964	68,102
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 7/1/2031 (d)(e)(f)	100,000	95,521
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.5137% 6/2/2028 (d)(e)(f)	110,000	108,064
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9599% 4/22/2028 (d)(e)(f)	34,555	33,518
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5546% 2/10/2031 (d)(e)(f)	153,628	153,628
		901,303
Materials - 0.4%
Chemicals - 0.4%
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.8518% 8/22/2031 (d)(e)(f)	180,000	171,900
TOTAL UNITED STATES		1,997,641
TOTAL BANK LOAN OBLIGATIONS (Cost $2,513,354)		2,517,439

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Bx 2021-Mfm1 Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 7.4615% 1/15/2034 (c)(d)(e)	70,000	68,863
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(d)	100,000	96,112
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.8124% 4/15/2038 (c)(d)(e)	83,888	83,363
TOTAL UNITED STATES		248,338
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $240,395)		248,338

Common Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp (g)(h)	1,427	40,013
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GEO Group Inc/The (i)	354	4,549
TOTAL UNITED STATES		44,562
TOTAL COMMON STOCKS (Cost $44,505)		44,562

Convertible Corporate Bonds - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
Communication Services - 0.5%
Media - 0.5%
DISH Network Corp 0% 12/15/2025	59,000	51,039
DISH Network Corp 3.375% 8/15/2026	175,000	140,412
		191,451
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030 (c)	30,000	23,683
Hotels, Restaurants & Leisure - 0.1%
Penn Entertainment Inc 2.75% 5/15/2026	40,000	43,189
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028 (c)	32,000	36,432
Leisure Products - 0.0%
Peloton Interactive Inc 0% 2/15/2026 (j)	11,000	9,899
TOTAL CONSUMER DISCRETIONARY		113,203

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Insulet Corp 0.375% 9/1/2026	37,000	44,159
Industrials - 0.3%
Construction & Engineering - 0.1%
Fluor Corp 1.125% 8/15/2029	27,000	32,967
Ground Transportation - 0.0%
Lyft Inc 0.625% 3/1/2029 (c)	15,000	14,438
Passenger Airlines - 0.1%
JetBlue Airways Corp 2.5% 9/1/2029 (c)	32,000	40,224
Professional Services - 0.1%
Parsons Corp 2.625% 3/1/2029 (c)	22,000	27,621
TOTAL INDUSTRIALS		115,250

Information Technology - 0.5%
IT Services - 0.0%
Core Scientific Inc 3% 9/1/2029 (c)	9,000	12,376
Semiconductors & Semiconductor Equipment - 0.4%
Microchip Technology Inc 0.75% 6/1/2030 (c)	52,000	51,558
MKS Instruments Inc 1.25% 6/1/2030 (c)	51,000	50,822
Wolfspeed Inc 0.25% 2/15/2028	28,000	11,004
Wolfspeed Inc 1.875% 12/1/2029	113,000	42,036
		155,420
Software - 0.1%
Five9 Inc 1% 3/15/2029 (c)	34,000	28,543
Progress Software Corp 3.5% 3/1/2030 (c)	10,000	12,015
		40,558
TOTAL INFORMATION TECHNOLOGY		208,354

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	30,000	26,205
Redfin Corp 0.5% 4/1/2027	63,000	45,833
		72,038
Utilities - 0.5%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027 (c)	45,000	48,735
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP 0% 11/15/2025 (c)(j)	92,000	85,928
Sunnova Energy International Inc 0.25% 12/1/2026	38,000	28,643
Sunnova Energy International Inc 2.625% 2/15/2028	48,000	31,046
		145,617
TOTAL UTILITIES		194,352

TOTAL UNITED STATES		938,807
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $890,756)		938,807

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75% (Cost $37,484)	600	40,986

Non-Convertible Corporate Bonds - 36.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 8% 11/1/2027 (c)	125,000	128,395
Mineral Resources Ltd 9.25% 10/1/2028 (c)	10,000	10,648

TOTAL AUSTRALIA		139,043
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ERO Copper Corp 6.5% 2/15/2030 (c)	140,000	139,203
CANADA - 1.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (c)	105,000	98,423
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	40,000	41,569
		139,992
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)	65,000	65,244
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Inc 8.5% 1/15/2084 (d)	250,000	279,625
Parkland Corp 6.625% 8/15/2032 (c)	100,000	101,518
		381,143
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (c)	60,000	63,285
TOTAL CANADA		649,664
FRANCE - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 5.125% 7/15/2029 (c)	60,000	42,193
Altice France SA 5.5% 1/15/2028 (c)	5,000	3,636
Altice France SA 5.5% 10/15/2029 (c)	175,000	122,559
Altice France SA 8.125% 2/1/2027 (c)	200,000	163,547
		331,935
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)	5,000	5,304
TOTAL FRANCE		337,239
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Cerdia Finanz GmbH 9.375% 10/3/2031 (c)	50,000	50,874
IRELAND - 0.6%
Financials - 0.4%
Financial Services - 0.4%
GGAM Finance Ltd 5.875% 3/15/2030 (c)	95,000	94,849
GGAM Finance Ltd 6.875% 4/15/2029 (c)	30,000	31,208
GGAM Finance Ltd 8% 6/15/2028 (c)	25,000	26,796
		152,853
Industrials - 0.2%
Air Freight & Logistics - 0.2%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)	90,000	89,859
TOTAL IRELAND		242,712
LUXEMBOURG - 0.1%
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)	60,000	56,073
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 6.95% 1/28/2060	195,000	139,542
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	50,000	52,195
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Sable International Finance Ltd 7.125% 10/15/2032 (c)	100,000	100,203
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)	60,000	59,791
TOTAL PANAMA		159,994
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.8%
Automobile Components - 0.7%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	200,000	208,159
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)	30,000	31,668
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)	25,000	26,282
		266,109
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (c)	40,000	36,975
TOTAL UNITED KINGDOM		303,084
UNITED STATES - 30.2%
Communication Services - 4.8%
Diversified Telecommunication Services - 0.8%
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)	65,000	69,268
Level 3 Financing Inc 10.5% 5/15/2030 (c)	65,000	69,956
Level 3 Financing Inc 11% 11/15/2029 (c)	15,448	17,110
Level 3 Financing Inc 3.75% 7/15/2029 (c)	30,000	20,400
Level 3 Financing Inc 4% 4/15/2031 (c)	125,000	90,938
Zayo Group Holdings Inc 4% 3/1/2027 (c)	50,000	44,722
		312,394
Media - 4.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)	515,000	422,435
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	93,000	59,370
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)	50,000	52,285
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)	35,000	37,209
CSC Holdings LLC 3.375% 2/15/2031 (c)	225,000	159,536
CSC Holdings LLC 5% 11/15/2031 (c)	125,000	61,773
CSC Holdings LLC 6.5% 2/1/2029 (c)	50,000	41,421
DISH Network Corp 11.75% 11/15/2027 (c)	195,000	204,658
EchoStar Corp 10.75% 9/27/2029 (c)(g)	206,000	199,999
Sirius XM Radio Inc 3.875% 9/1/2031 (c)	50,000	43,563
Univision Communications Inc 4.5% 5/1/2029 (c)	50,000	44,666
Univision Communications Inc 7.375% 6/30/2030 (c)	200,000	193,560
Warnermedia Holdings Inc 5.141% 3/15/2052	45,000	34,707
Warnermedia Holdings Inc 5.391% 3/15/2062	60,000	45,981
		1,601,163
TOTAL COMMUNICATION SERVICES		1,913,557

Consumer Discretionary - 3.7%
Automobile Components - 0.1%
Hertz Corp/The 4.625% 12/1/2026 (c)	40,000	31,517
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (c)(g)	20,000	20,489
Diversified Consumer Services - 0.2%
TKC Holdings Inc 6.875% 5/15/2028 (c)	75,000	74,094
Hotels, Restaurants & Leisure - 2.1%
Affinity Interactive 6.875% 12/15/2027 (c)	80,000	68,776
Boyd Gaming Corp 4.75% 6/15/2031 (c)	185,000	176,646
Caesars Entertainment Inc 7% 2/15/2030 (c)	60,000	62,682
Carnival Corp 4% 8/1/2028 (c)	65,000	62,778
Churchill Downs Inc 5.5% 4/1/2027 (c)	150,000	149,435
Churchill Downs Inc 6.75% 5/1/2031 (c)	60,000	61,959
Dave & Buster's Inc 7.625% 11/1/2025 (c)	30,000	30,021
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (c)	70,000	66,838
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (c)	40,000	37,266
Light & Wonder International Inc 7.5% 9/1/2031 (c)	40,000	41,955
Yum! Brands Inc 3.625% 3/15/2031	100,000	92,347
		850,703
Specialty Retail - 1.2%
Bath & Body Works Inc 6.875% 11/1/2035	215,000	224,031
Carvana Co 5.625% 10/1/2025 (c)	175,000	171,658
Hudson Automotive Group 8% 5/15/2032 (c)	15,000	15,859
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)	25,000	26,546
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)	25,000	26,337
		464,431
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (c)	45,000	39,708
TOTAL CONSUMER DISCRETIONARY		1,480,942

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	270,000	265,644
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	125,000	129,989
Walgreens Boots Alliance Inc 8.125% 8/15/2029	20,000	19,961
		415,594
Food Products - 0.5%
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	75,000	77,635
Post Holdings Inc 5.5% 12/15/2029 (c)	135,000	134,021
		211,656
TOTAL CONSUMER STAPLES		627,250

Energy - 4.1%
Energy Equipment & Services - 0.8%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)	50,000	52,243
Nabors Industries Inc 9.125% 1/31/2030 (c)	40,000	41,252
Oceaneering International Inc 6% 2/1/2028	45,000	45,086
Transocean Inc 8% 2/1/2027 (c)	18,000	17,989
Transocean Inc 8.5% 5/15/2031 (c)	100,000	99,366
Transocean Inc 8.75% 2/15/2030 (c)	55,250	57,605
		313,541
Oil, Gas & Consumable Fuels - 3.3%
Comstock Resources Inc 5.875% 1/15/2030 (c)	50,000	46,754
CVR Energy Inc 5.75% 2/15/2028 (c)	100,000	93,910
CVR Energy Inc 8.5% 1/15/2029 (c)	100,000	101,085
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	140,000	140,157
Energy Transfer LP 6% 2/1/2029 (c)	205,000	209,993
Energy Transfer LP 8% 5/15/2054 (d)	20,000	21,519
Harvest Midstream I LP 7.5% 5/15/2032 (c)	100,000	105,184
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	130,000	128,615
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	70,000	72,941
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	85,000	83,905
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	35,000	36,053
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	155,000	162,146
Sunoco LP 7.25% 5/1/2032 (c)	25,000	26,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	115,000	108,913
		1,337,675
TOTAL ENERGY		1,651,216

Financials - 2.0%
Capital Markets - 0.2%
Coinbase Global Inc 3.375% 10/1/2028 (c)	55,000	49,416
Coinbase Global Inc 3.625% 10/1/2031 (c)	25,000	21,183
		70,599
Consumer Finance - 0.2%
OneMain Finance Corp 4% 9/15/2030	85,000	75,708
Financial Services - 0.6%
Block Inc 3.5% 6/1/2031	155,000	141,337
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	60,000	52,437
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (c)	50,000	49,622
		243,396
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)	10,000	9,645
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)	60,000	60,629
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)	20,000	20,277
HUB International Ltd 5.625% 12/1/2029 (c)	210,000	205,966
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	110,000	115,380
		411,897
TOTAL FINANCIALS		801,600

Health Care - 1.8%
Health Care Providers & Services - 1.2%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)	55,000	48,348
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)	165,000	151,850
DaVita Inc 6.875% 9/1/2032 (c)	60,000	61,983
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	25,000	25,208
Tenet Healthcare Corp 4.25% 6/1/2029	210,000	202,477
		489,866
Pharmaceuticals - 0.6%
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	70,000	54,775
Bausch Health Cos Inc 6.25% 2/15/2029 (c)	70,000	42,863
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)	140,000	134,622
		232,260
TOTAL HEALTH CARE		722,126

Industrials - 5.4%
Aerospace & Defense - 2.2%
Boeing Co 3.25% 2/1/2035	200,000	162,806
TransDigm Inc 4.625% 1/15/2029	210,000	202,783
TransDigm Inc 6.75% 8/15/2028 (c)	480,000	494,401
TransDigm Inc 7.125% 12/1/2031 (c)	15,000	15,865
		875,855
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (c)	110,000	112,183
Building Products - 0.1%
Masterbrand Inc 7% 7/15/2032 (c)	20,000	20,957
Commercial Services & Supplies - 1.5%
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)	100,000	102,149
Artera Services LLC 8.5% 2/15/2031 (c)	125,000	123,778
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	50,000	53,543
Brink's Co/The 6.5% 6/15/2029 (c)	120,000	124,313
GEO Group Inc/The 10.25% 4/15/2031	45,000	47,974
GEO Group Inc/The 8.625% 4/15/2029	50,000	51,979
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	45,000	44,100
Reworld Holding Corp 4.875% 12/1/2029 (c)	51,000	48,008
		595,844
Ground Transportation - 0.8%
Uber Technologies Inc 4.5% 8/15/2029 (c)	70,000	69,398
Uber Technologies Inc 7.5% 9/15/2027 (c)	230,000	234,379
		303,777
Machinery - 0.3%
Chart Industries Inc 7.5% 1/1/2030 (c)	25,000	26,348
Esab Corp 6.25% 4/15/2029 (c)	100,000	102,706
		129,054
Passenger Airlines - 0.1%
American Airlines Inc 8.5% 5/15/2029 (c)	30,000	31,830
Trading Companies & Distributors - 0.1%
United Rentals North America Inc 3.75% 1/15/2032	50,000	45,643
TOTAL INDUSTRIALS		2,115,143

Information Technology - 2.5%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (c)	80,000	67,200
CommScope LLC 6% 3/1/2026 (c)	20,000	19,450
		86,650
Electronic Equipment, Instruments & Components - 0.2%
CPI CG Inc 10% 7/15/2029 (c)	15,000	15,788
Insight Enterprises Inc 6.625% 5/15/2032 (c)	20,000	20,876
Lightning Power LLC 7.25% 8/15/2032 (c)	25,000	26,288
		62,952
IT Services - 0.5%
Ahead DB Holdings LLC 6.625% 5/1/2028 (c)	50,000	48,381
Amentum Escrow Corp 7.25% 8/1/2032 (c)	30,000	31,309
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	145,000	136,050
		215,740
Software - 1.5%
Cloud Software Group Inc 6.5% 3/31/2029 (c)	145,000	144,271
Cloud Software Group Inc 9% 9/30/2029 (c)	60,000	61,057
Elastic NV 4.125% 7/15/2029 (c)	70,000	65,398
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)	100,000	102,201
McAfee Corp 7.375% 2/15/2030 (c)	70,000	68,275
NCR Voyix Corp 5.125% 4/15/2029 (c)	41,000	40,120
UKG Inc 6.875% 2/1/2031 (c)	100,000	103,330
		584,652
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029	40,000	43,466
TOTAL INFORMATION TECHNOLOGY		993,460

Materials - 3.0%
Chemicals - 0.7%
Chemours Co/The 5.75% 11/15/2028 (c)	140,000	132,988
LSB Industries Inc 6.25% 10/15/2028 (c)	50,000	48,814
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)	30,000	28,923
WR Grace Holdings LLC 5.625% 8/15/2029 (c)	75,000	70,454
		281,179
Containers & Packaging - 1.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)	80,000	71,409
Ball Corp 6% 6/15/2029	185,000	191,386
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)	70,000	71,081
Graphic Packaging International LLC 3.75% 2/1/2030 (c)	140,000	131,100
		464,976
Metals & Mining - 1.0%
ATI Inc 5.875% 12/1/2027	155,000	154,800
Carpenter Technology Corp 6.375% 7/15/2028	55,000	55,377
Carpenter Technology Corp 7.625% 3/15/2030	40,000	41,883
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)	140,000	132,166
		384,226
Paper & Forest Products - 0.1%
LABL Inc 9.5% 11/1/2028 (c)	60,000	61,997
TOTAL MATERIALS		1,192,378

Real Estate - 0.6%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	65,000	69,381
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	155,000	139,047
Specialized REITs - 0.1%
Iron Mountain Inc 4.5% 2/15/2031 (c)	50,000	47,430
TOTAL REAL ESTATE		255,858

Utilities - 0.7%
Electric Utilities - 0.3%
Southern Co/The 4% 1/15/2051 (d)	65,000	64,082
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	50,000	53,830
		117,912
Multi-Utilities - 0.4%
CMS Energy Corp 3.75% 12/1/2050 (d)	125,000	109,178
Sempra 4.125% 4/1/2052 (d)	65,000	61,802
		170,980
TOTAL UTILITIES		288,892

TOTAL UNITED STATES		12,042,422
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)	75,000	75,094
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,850,996)		14,387,139

Non-Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Financials - 0.1%
Capital Markets - 0.1%
Morgan Stanley 6.625% (k)	1,300	34,879
Utilities - 0.8%
Electric Utilities - 0.8%
SCE Trust VII 6.95% (k)	12,000	319,200
TOTAL UNITED STATES		354,079
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $332,500)		354,079

Preferred Securities - 4.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.4%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
BP Capital Markets PLC 6.45% (d)(k)	100,000	105,728
Energy Transfer LP 6.625% (d)(k)	135,000	134,208
Energy Transfer LP 6.75% (d)(k)	160,000	163,240
Energy Transfer LP Series G, 7.125% (d)(k)	275,000	288,320
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 9.4897% (d)(e)(k)	100,000	100,808
		792,304
Financials - 2.1%
Banks - 2.0%
Bank of America Corp 6.5% (d)(k)	145,000	149,112
JPMorgan Chase & Co 4% (d)(k)	170,000	171,142
JPMorgan Chase & Co 4.6% (d)(k)	110,000	109,885
JPMorgan Chase & Co 6.875% (d)(k)	300,000	323,346
PNC Financial Services Group Inc/The CME Term SOFR 3 month Index + 3.3016%, 8.3173% (d)(e)(k)	40,000	40,567
		794,052
Insurance - 0.1%
Alliant Holdings LP 10.5% (d)(k)(l)	41,000	40,535
TOTAL FINANCIALS		834,587

Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 6% (d)(k)	35,000	34,678
Aircastle Ltd 5.25% (c)(d)(k)	100,000	99,467
		134,145
TOTAL UNITED STATES		1,761,036
TOTAL PREFERRED SECURITIES (Cost $1,653,489)		1,761,036

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $920,306)	4.89	920,121	920,306

TOTAL INVESTMENT IN SECURITIES - 92.8% (Cost $36,223,360)	37,113,106
NET OTHER ASSETS (LIABILITIES) - 7.2%	2,872,847
NET ASSETS - 100.0%	39,985,953

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,772,200 or 32.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,013 or 0.1% of net assets.

(i)	Non-income producing
(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Level 3 security
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	40,013

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	743,825	11,004,175	10,827,694	14,810	-	-	920,306	0.0%
Total	743,825	11,004,175	10,827,694	14,810	-	-	920,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Fund Class I	11,177,033	4,284,483	-	320,702	-	(56,222)	15,405,294
	11,177,033	4,284,483	-	320,702	-	(56,222)	15,405,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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